Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exploration	$ 1,855	$ 5,139	$ 9,019
General and administration	2,115	4,598	4,002
Consultancy and advisory fees		125	831
Impairment of mineral property interests			552
Gain on sale of mineral property interests			(28)
Stock-based compensation	489	197	251
Foreign exchange loss (gain)	343	(2,919)	(1,979)
Loss from operations	4,802	7,140	12,648
Interest income	(102)		(295)
Interest expense	279	412	265
Loss from equity investee	237	119	108
Loss before income taxes	5,216	7,671	12,726
Income tax (recovery) expense	(553)	160	(4,057)
Net loss	4,663	7,831	8,669
Foreign currency translation adjustment	(717)	4,928	3,316
Comprehensive loss	$ 3,946	$ 12,759	$ 11,985
Net loss per common share
Basic and fully diluted (in dollars per share)	$ (0.03)	$ (0.05)	$ (0.06)
Weighted average shares outstanding (000's)
Basic and fully diluted (in shares)	151,925	147,037	146,884
Total shares issued and outstanding (in shares)	153,045	147,331	146,984